Trade and Other Receivables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Trade receivables	¥ 715,159	¥ 698,601
Other receivables	86,297	84,226
Impairment loss allowance	(5,197)	(3,318)
Chargebacks and other allowances	(39,254)	(37,602)
Trade and other current receivables	¥ 757,005	¥ 741,907	[1]

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.